Organization, Business Operations and Basis of Presentation (Details) - USD ($)		7 Months Ended
	Sep. 08, 2020	Dec. 31, 2020
Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Unit price (in Dollars per share)		$ 10.00
Gross proceeds	$ 166,800,000
Underwriting commissions	$ 5,800,000
Fair market value percentage		80.00%
Percentage of fair market value		50.00%
Net tangible assets		$ 5,000,001
Percentage of restricted redeeming shares		20.00%
Company's obligation to redeemed, percentage		100.00%
Public per share, price (in Shares)		10.00
Cash		$ 1,300,000
Working capital deficit		$ 1,400,000
Liquidity and capital resources, description		Through December 31, 2020, the Company’s liquidity needs were satisfied through a payment of $25,000 from the Company’s Sponsor in exchange for the issuance of the Founder Shares (as defined below), the loan under the Note of approximately $127,000 (see Note 5) to the Company to cover for offering costs in connection with the Initial Public Offering, and net proceeds from the consummation of the Private Placement not held in the Trust Account.
Payment on notes payable		$ 25,000
Loan amount		$ 127,000
Initial Public Offering [Member]
Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Purchase of shares (in Shares)	16,675,000
Unit price (in Dollars per share)	$ 10.00	$ 10.00
Net proceeds		$ 166,800,000
Public share [Member]
Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Number of units issued in transaction (in Shares)	2,175,000
Private Placement [Member]
Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Number of units issued in transaction (in Shares)		533,500
Unit price (in Dollars per share)		$ 10.00
Gross proceeds		$ 5,300,000
Common Stock [Member]
Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Offering costs	$ 9,600,000